Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE 12    SUBSEQUENT EVENTS

On October 8, 2014, the Company completed its initial public offering, whereby the Company sold 1,150,000 shares of its common stock and 1,150,000 Series A Warrants, which were sold in combinations of one share of common stock and one Series A Warrant at a public offering price of $7.00 per share. Each Series A Warrant is exercisable for one share of common stock and one Series B Warrant. In addition, the underwriter exercised its option to purchase 172,500 Series A Warrants. The shares began trading on the NASDAQ Capital Market on October 9, 2014. The aggregate net proceeds received by the Company from the offering were approximately $6.4 million, after deducting underwriting discounts and commissions and other estimated offering expenses payable by the Company. Upon the closing of the initial public offering, all outstanding shares of convertible preferred stock converted into 3,616,702 shares of common stock and warrants exercisable for preferred stock converted into 47,158 warrants for common stock.

In October 2014, the Company, in connection with the initial public offering, issued to the underwriters warrants exercisable for up to 57,500 shares of the Company’s common stock with an exercise price of $8.75. The warrants are not exercisable prior to October 2015 and will expire in October 2019.

In October 2014, Class B Warrants were exercised for 150,000 shares of common stock for proceeds in the amount of $30,000 or $0.20 per share.

In October 2014, the Company issued 17,500 non-qualified stock options under the Company’s Omnibus Plan to each Non-Employee Director. A total of 52,500 options were issued with an exercise price of $7.00 per share that vest quarterly over three years and expire in October 2024.

In October 2014, the Company named Jeffrey A. Rona as Chief Financial Officer of the Company. As part of his hiring, Mr. Rona was granted 50,784 stock options under the Company’s Omnibus Plan with an exercise price of $7.00 per share that vest 25% immediately and the remaining 75% over a three year period and expire in October 2024.

In October 2014, the Company filed a seventh amended and restated Certificate of Incorporation which among other things made a modification to the number of authorized shares of common stock and preferred stock. The number of common shares authorized was amended to 50,000,000 shares and the number of preferred shares authorized was amended to 5,000,000 shares. The amendment also eliminates all classes of preferred stock.

NOTE 15    SUBSEQUENT EVENTS

With respect to the audited financial statements as of and for the year ended December 31, 2013 the Company evaluated subsequent events through June 6, 2014.

The Company issued 14,888,211 shares of Series C Preferred Stock from January 24, 2014 through February 18, 2014, when the Company closed its Series C Preferred round for $366,250 or $0.0246 per share.

In February and March 2014, the Company issued Convertible Notes in the amount of $400,000. The maturity date for the notes is March 10, 2015, or upon a qualified equity financing of at least $5 million. The notes pay interest at an annual rate 8%. In addition the Note Holders received warrants to purchase 50,000 of common stock at $2.00 per share which expire seven years from the date of issuance. The notes are convertible, at the option of the holder, into shares of Series C preferred stock at a conversion price of $0.0246 per share which is convertible into common stock at a ratio of 200:1, or if there is a qualified equity financing, into shares of the equity securities at the price per share at which the equity securities are issued in the qualified equity financing.

In March 2014, the Company issued short terms notes payable to David Spafford, a director, in the amount of $350,000 and to Ryan Ashton, our Chief Executive Officer, in the amount of $40,000. The notes were unsecured, accrue no interest and were to be repaid on or before May 1, 2014. In April 2014, the Company retired the $390,000 of short term related party notes payable by paying $350,000 cash to David Spafford and $40,000 to Ryan Ashton.

In April 2014, the Company filed a fourth amended and restated Certificate of Incorporation authorizing a modification to the number of authorized shares of each class of stock and each series of preferred stock. In addition, a fifth series of preferred stock was authorized and designated as Series D preferred stock. The preferred stock dividends were changed such that the dividends are non-cumulative and shall be the per annum rate of 8% per share of the original series issue price.

The Company initiated a Series D Preferred Stock offering in April 2014. The Company has sold 89,400,000 Series D units (which are separable into 89,400,000 Series D Preferred Shares that convert into common stock at a ratio of 200:1, 447,000 post-split Class A warrants to purchase a share of common stock at $4.92 per share and 447,000 post-split Class B warrants to purchase a share of common stock at $0.20 per share) for gross proceeds of $2,235,000 and after deducting offering costs and expenses, the Company has received $2,044,477 of net proceeds.

In April 2014, the Company issued warrants to certain individuals for consulting services to purchase 9,278 shares common stock at $2.00 per share that expire seven years after the date of issuance.

In April 2014, the Company issued stock options to certain employees to purchase 393,000 shares of common stock at $2.00 per share. These options vest over a four-year period and expire 10 years after the date of issuance.

In April 2014, the Company entered into two Financial Advisory Agency Agreements with Rona Capital, LLC. The first agreement is for financial advisory services related to the Company’s ongoing financing activities prior to the filing of an S-1 registration with the SEC. The Company agreed to pay Rona Capital $15,000 per month plus reasonable out-or-pocket expenses. In addition, the Company issued warrants to Rona Capital to purchase between 1,800,000 Series D units (which are separable into 1,800,000 Series D Preferred Shares that convert into common stock at a ratio of 200:1, 9,000 post-split Class A warrants and 9,000 post-split Class B warrants) and 7,200,000 Series D units (which are separable into 7,200,000 Series D Preferred Shares, 36,000 post-split Class A warrants and 36,000 post-split Class B warrants), upon the completion of an S-1 filing with the SEC. The Company will also indemnify Rona Capital for claims arising from the agreement, subject to certain exceptions. This agreement will terminate upon the final closing of the Series D Preferred Stock financing.

The Company has also entered into a second Financial Advisory Agency Agreement with Rona Capital effective in June 2014, wherein Rona Capital will provide the Company with financial advisory services related to the Company’s ongoing financing activities. The Company will pay Rona Capital $15,000 per month and additional cash amounts on the achievement of specified milestones, including $50,000 upon the filing of an S-1 with the SEC and $100,000 upon the closing of an initial public offering. The Company has also agreed to issue warrants to Rona Capital to purchase shares of the Company’s common stock such that Rona Capital shall own 1% of the Company’s outstanding equity that vest upon continued service to the Company as a consultant.

In April 2014, the Company completed a second sale-leaseback transaction. The Company sold 75 analyzers for gross proceeds of $1,500,000. Concurrent with the transaction, the Company repaid two equipment leases for a total of $125,751. The terms of the sale-leaseback agreement requires the Company to pay monthly lease payments of $64,665 for two years.